Fair Value of Financial Instruments - Schedule for Determining the Fair Value of Derivative Liabilities (Detail)						12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	May 26, 2020	May 11, 2020	Apr. 10, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule for determining the fair value of derivative liabilities [Line Items]
Volatility(1)	43.20%	41.75%	42.69%	42.82%	42.38%		37.90%
Risk-free rate(2)	1.38%	0.97%	1.03%	1.05%	1.10%		2.65%
Dividend yield(3)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Time to expiration(4) (in years)	4 years 8 months 15 days	4 years 9 months 18 days	4 years 10 months 20 days	4 years 11 months 4 days	5 years 7 days		5 years 4 months 13 days